Stockholders' Equity (Deficiency) (Details 2) - Stock Options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of stock options outstanding
Beginning balance	112,085	85,625
Granted	152,698	26,460
Forfeited	(2,100)
Ending balance	262,683	112,085
Weighted average exercise price
Beginning balance	$ 41.81	$ 37.77
Granted	11.35	48.22
Forfeited	21.10
Ending balance	$ 24.27	$ 41.81